Discontinued Operations - Schedule of Cumulative Gain on Disposal Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		$ 16,153
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal		(1,700)
Add/Less: Extinguishment of current accounts		80
Add: Earn-out consideration payable settled		8,250
Add/Less: Net book value of assets in connection with the disposal/divestiture		(1,170)
Gain/(loss) on disposal of discontinued components		5,460
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts		1,586
Add: Extinguishment of acquisition consideration payable		1,437
Add/Less: Net book value of liability in connection with the disposal/divestiture		1,641
Gain/(loss) on disposal of discontinued components		4,664
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal
Add/Less: Extinguishment of current accounts		1,891
Add: Extinguishment of acquisition consideration payable		4,126
Add/Less: Net book value of assets in connection with the disposal/divestiture		(4,574)
Less: Goodwill writeoff		(3,261)
Gain/(loss) on disposal of discontinued components		(1,818)
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal		147
Add: Obligation exempted		328
Add/Less: Extinguishment of current accounts		1,414
Add: Extinguishment of acquisition consideration payable		322
Add/Less: Net book value of assets in connection with the disposal/divestiture		(1,750)
Less: Goodwill writeoff		(3,103)
Gain/(loss) on disposal of discontinued components		(2,642)
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal		(421)
Add/Less: Extinguishment of current accounts		107,243
Add/Less: Net book value of liability in connection with the disposal/divestiture		118,153
Gain/(loss) on disposal of discontinued components		$ 10,489